CONTINGENCIES - Schedule of lawsuits received by LATAM Airlines Group S.A. and Subsidiaries (Details) € in Thousands, RM in Thousands, $ in Thousands							12 Months Ended		24 Months Ended
	Aug. 11, 2023 frequency	Jan. 26, 2023 USD ($)	Mar. 19, 2019	Mar. 14, 2017	Mar. 29, 2016 USD ($)	Mar. 29, 2016 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2013 BRL (R$)	Feb. 07, 2024 USD ($)	Feb. 07, 2024 MYR (RM)	Oct. 16, 2023 motion	Oct. 04, 2023 remedy	Aug. 17, 2022 file	Jun. 09, 2022 airline	Mar. 30, 2022 USD ($)	Mar. 30, 2022 EUR (€)	Mar. 12, 2019 USD ($)	May 17, 2017 EUR (€) airline decision	Mar. 17, 2017 USD ($) airline	May 11, 2015 route infraction infringement	Nov. 09, 2010 USD ($)	Nov. 09, 2010 EUR (€)	Dec. 26, 2007 aircraft
No Case Number 1
Disclosure of contingent liabilities [line items]
Number of routes | route																					4
LATAM Airlines Group S.A. y Lan Cargo S.A. | No Case Number 1
Disclosure of contingent liabilities [line items]
Amounts Committed							$ 2,638
Aircrafts involved | aircraft																								25
Number of infringements | infringement																					4,000
Number of routes | route																					1
Number of infractions | infraction																					1
Fine amount																$ 2,638,000	€ 2,244,000,000			$ 776,465		$ 9,670	€ 8,220
Number of decisions | decision																			1
Airlines appealing | airline															11,000				11	11,000
LATAM Airlines Group S.A. y Lan Cargo S.A. | No Case Number 2
Disclosure of contingent liabilities [line items]
Amounts Committed							0
Aerolinhas Brasileiras SA | 0008285-53.2015.403.6105
Disclosure of contingent liabilities [line items]
Amounts Committed							10,721
Aerolinhas Brasileiras SA | 0008285-53.2015.403.6105 | ASBA
Disclosure of contingent liabilities [line items]
Fine amount																		$ 10,438
Aerolinhas Brasileiras SA | 0008285-53.2015.403.6105 | Noberto Jacjmann
Disclosure of contingent liabilities [line items]
Fine amount																		201
Aerolinhas Brasileiras SA | 0008285-53.2015.403.6105 | Hernan Merino
Disclosure of contingent liabilities [line items]
Fine amount																		102
Aerolinhas Brasileiras SA | 0008285-53.2015.403.6105 | Felipe Meyer
Disclosure of contingent liabilities [line items]
Fine amount																		$ 102
Aerolinhas Brasileiras SA | 0001872-58.2014.4.03.6105
Disclosure of contingent liabilities [line items]
Amounts Committed							12,290
Amount awarded to other party							3,782	R$ 20,767,351.66
Possible amount awarded to other party							8,507	46,707,331.63
TAM Linhas aéreas S.A. | 2001.51.01.012530-0 (vinculado a este proceso los Pas 19515.721154/2014-71, 19515.002963/2009-12)
Disclosure of contingent liabilities [line items]
Amounts Committed							81,948
Amount awarded to other party					$ 104,649	R$ 574,527,021.43			R$ 260,223,373.1
Requested review time					30 days	30 days
TAM Linhas aéreas S.A. | 10880.725950/2011-05
Disclosure of contingent liabilities [line items]
Amounts Committed							35,628
TAM Linhas aéreas S.A. | 0061196-68.2016.4.03.6182
Disclosure of contingent liabilities [line items]
Amounts Committed							33,655
TAM Linhas aéreas S.A. | 5002912.29.2019.4.03.6100
Disclosure of contingent liabilities [line items]
Amounts Committed							9,977
TAM Linhas aéreas S.A. | 10611.720852/2016-58
Disclosure of contingent liabilities [line items]
Amounts Committed							15,534
TAM Linhas aéreas S.A. | 16692.721.933/2017-80
Disclosure of contingent liabilities [line items]
Amounts Committed							30,863
TAM Linhas aéreas S.A. | 2001.51.01.020420-0
Disclosure of contingent liabilities [line items]
Amounts Committed							0
TAM Linhas aéreas S.A. | 19515-720.823/2018-11
Disclosure of contingent liabilities [line items]
Amounts Committed							126,588
TAM Linhas aéreas S.A. | 10880.938832/2013-19
Disclosure of contingent liabilities [line items]
Amounts Committed							22,100
TAM Linhas aéreas S.A. | 10880.938834/2013-16
Disclosure of contingent liabilities [line items]
Amounts Committed							16,343
TAM Linhas aéreas S.A. | 10880.938837/2013-41
Disclosure of contingent liabilities [line items]
Amounts Committed							21,371
TAM Linhas aéreas S.A. | 10880.938838/2013-96
Disclosure of contingent liabilities [line items]
Amounts Committed							13,852
TAM Linhas aéreas S.A. | 10.880.938842/2013-54
Disclosure of contingent liabilities [line items]
Amounts Committed							15,800
TAM Linhas aéreas S.A. | 10.880.938844/2013-43
Disclosure of contingent liabilities [line items]
Amounts Committed							14,513
TAM Linhas aéreas S.A. | 10880.938841/2013-18
Disclosure of contingent liabilities [line items]
Amounts Committed							14,238
TAM Linhas aéreas S.A. | 10840.727719/2019-71
Disclosure of contingent liabilities [line items]
Amounts Committed							43,821
TAM Linhas aéreas S.A. | 10880.910559/2017-91
Disclosure of contingent liabilities [line items]
Amounts Committed							12,502
TAM Linhas aéreas S.A. | 10880.910547/2017-67
Disclosure of contingent liabilities [line items]
Amounts Committed							14,380
TAM Linhas aéreas S.A. | 10880.910553/2017-14
Disclosure of contingent liabilities [line items]
Amounts Committed							13,940
TAM Linhas aéreas S.A. | 10880.910555/2017-11
Disclosure of contingent liabilities [line items]
Amounts Committed							14,652
TAM Linhas aéreas S.A. | 10880.910560/2017-16
Disclosure of contingent liabilities [line items]
Amounts Committed							12,895
TAM Linhas aéreas S.A. | 10880.910550/2017-81
Disclosure of contingent liabilities [line items]
Amounts Committed							14,843
TAM Linhas aéreas S.A. | 10880.910549/2017-56
Disclosure of contingent liabilities [line items]
Amounts Committed							12,409
TAM Linhas aéreas S.A. | 10880.910557/2017-01
Disclosure of contingent liabilities [line items]
Amounts Committed							11,767
TAM Linhas aéreas S.A. | 10840.722712/2020-05
Disclosure of contingent liabilities [line items]
Amounts Committed							35,198
TAM Linhas aéreas S.A. | 10880.978948/2019-86
Disclosure of contingent liabilities [line items]
Amounts Committed							19,216
TAM Linhas aéreas S.A. | 10880.978946/2019-97
Disclosure of contingent liabilities [line items]
Amounts Committed							11,620
TAM Linhas aéreas S.A. | 10880.978944/2019-06
Disclosure of contingent liabilities [line items]
Amounts Committed							12,300
TAM Linhas aéreas S.A. | 13074.726429/2021-41
Disclosure of contingent liabilities [line items]
Amounts Committed							20,367
TAM Linhas aéreas S.A. | 2007.34.00.009919-3(0009850-54.2007.4.01.3400)
Disclosure of contingent liabilities [line items]
Amounts Committed							72,027
TAM Linhas aéreas S.A. | 0052711-85.1998.4.01.0000
Disclosure of contingent liabilities [line items]
Amounts Committed							0
TAM Linhas aéreas S.A. | 1000115-90.2022.5.02.0312
Disclosure of contingent liabilities [line items]
Amounts Committed							566
TAM Linhas aéreas S.A. | 15746.728063/2022-00
Disclosure of contingent liabilities [line items]
Amounts Committed							19,575
TAM Linhas aéreas S.A. | 1003320-78.2023.4.06.3800
Disclosure of contingent liabilities [line items]
Amounts Committed							22,120
TAM Linhas aéreas S.A. | 12585.720017/2012-84
Disclosure of contingent liabilities [line items]
Amounts Committed							10,291
TAM Linhas aéreas S.A. | 10880-982.487/2020-80
Disclosure of contingent liabilities [line items]
Amounts Committed							10,377
TAM Linhas aéreas S.A. | 10880-967.530/2022-49
Disclosure of contingent liabilities [line items]
Amounts Committed							10,810
TAM Linhas aéreas S.A. | 10880-967.532/2022-38
Disclosure of contingent liabilities [line items]
Amounts Committed							11,611
TAM Linhas aéreas S.A. | 10880-967.533/2022-82
Disclosure of contingent liabilities [line items]
Amounts Committed							20,492
TAM Linhas aéreas S.A. | 19613.725650/2023-86
Disclosure of contingent liabilities [line items]
Amounts Committed							14,295
TAM Linhas aéreas S.A. | 10880.967587/2022-48
Disclosure of contingent liabilities [line items]
Amounts Committed							11,697
TAM Linhas aéreas S.A. | 10880.967612/2022-93
Disclosure of contingent liabilities [line items]
Amounts Committed							11,626
TAM Linhas aéreas S.A. | 0042711-61.2007.8.05.0001
Disclosure of contingent liabilities [line items]
Amount awarded to other party							4,480	R$ 25,000,000
TAM Linhas aéreas S.A. | 1012674-80.2018.4.01.3400
Disclosure of contingent liabilities [line items]
Amounts Committed							0
TAM Linhas aéreas S.A. | 10880-927.871/2023-62
Disclosure of contingent liabilities [line items]
Amounts Committed							13,404
TAM Linhas aéreas S.A. | 19613.720519/2024-11
Disclosure of contingent liabilities [line items]
Amounts Committed							55,042			$ 47,104	RM 262,845
TAM Linhas aéreas S.A. | 0000582-04.2021.5.10.0020
Disclosure of contingent liabilities [line items]
Amounts Committed							14,541
TAM Linhas aéreas S.A. | 10880.722355/2014-52
Disclosure of contingent liabilities [line items]
Amounts Committed							11,389
TAM Linhas aéreas S.A. | 16327.973971/2024-11
Disclosure of contingent liabilities [line items]
Amounts Committed							15,753
TAM Linhas aéreas S.A. | 16327.973969/2024-34
Disclosure of contingent liabilities [line items]
Amounts Committed							10,341
LATAM Airlines Group Argentina, Brasil, Perú, Ecuador, y TAM Mercosur | 1408/2017
Disclosure of contingent liabilities [line items]
Amounts Committed							0
Time since purchase of ticket				10 years
Litigation arguments			2 years
LATAM Airlines Group S.A. | C-8498-2020
Disclosure of contingent liabilities [line items]
Amounts Committed							0
LATAM Airlines Group S.A. | 445-2022
Disclosure of contingent liabilities [line items]
Number of files presented | file														368
LATAM Airlines Group S.A. | C-8156-2022
Disclosure of contingent liabilities [line items]
Amounts Committed							0
LATAM Airlines Group S.A. | NC-388-2011
Disclosure of contingent liabilities [line items]
Amounts Committed							0
Limitation on frequencies	5 years
Number of assigned frequencies | frequency	23
Number of remedies | remedy													2
Number of motions filed | motion												2
LATAM Airlines Group S.A. | C-15990-2024
Disclosure of contingent liabilities [line items]
Amounts Committed							0
LATAM Airlines Perú S.A. | No Case Number 1
Disclosure of contingent liabilities [line items]
Amounts Committed							122,953
Amount awarded to other party		$ 63,000
LATAM Airlines Brasil | 1002928-30.2024.8.26.0659
Disclosure of contingent liabilities [line items]
Amounts Committed							0
LATAM Airlines Brasil | 17459.720028/2024-67
Disclosure of contingent liabilities [line items]
Amounts Committed							25,672
ABSA Aerolinhas Brasileiras S.A. | 1022008-31.2024.4.01.3400
Disclosure of contingent liabilities [line items]
Amounts Committed							$ 11,291
Imposed fine							10.00%
Lan Cargo S.A. | No Case Number 1
Disclosure of contingent liabilities [line items]
Fine amount | €																			€ 8,200